Income Taxes - Net Income (Loss) By Jurisdiction (Details) - Virtu Financial, LLC and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income (loss) before income taxes
U.S. operations	$ 158,487	$ 136,744	$ 82,330
Non-U.S. operations	35,071	50,856	6,998
Income before income taxes	$ 193,558	$ 187,600	$ 89,328